EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2014
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

NOTE 11 - EMPLOYEE BENEFITS

The Company maintains a contributory profit sharing plan for its employees.  To be eligible to participate, an employee must have completed one year of service, be credited with 1,000 hours of service during that period, and have attained the age of 18.  Bank contributions to the plan are discretionary and determined by the Board of Directors.  Profit sharing expense was $5 and $14 for the years ended December 31, 2014 and 2013.

The Company offers a deferred compensation plan to its officers and directors.  Participants can defer (i) twenty percent (20%) of such Participant’s Base Salary; (ii) fifty percent (50%) of such Participant’s annual Bonus; (iii) and one hundred percent (100%) of such Participant’s Director’s Fees.  Deferred compensation balances earn a rate equal to two percentage points above the prime rate, as published in The Wall Street Journal.  The Company’s liability for the deferred compensation plan totaled $1,086 and $952 at December 31, 2014 and 2013.  Contributions were $87 and $96 for the years ended December 31, 2014 and 2013. Interest earned was $53 and $46 for the years ended December 31, 2014 and 2013. Payouts were $6 and $67 for the years ended December 31, 2014 and 2013. The assets of the plan are subject to claim of the general creditors of the Bank.

The Company sponsors nonqualified unfunded retirement plans for certain directors, which provide annual benefit payments upon their retirement.  The Company’s liability for the plans totaled $308 and $294 at December 31, 2014 and 2013.  Expenses were $14 and $12 for the year ended December 31, 2014 and 2013. There were no payments from this plan in 2014 and 2013.